Prepaid Expenses (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended
	Oct. 22, 2021	Sep. 30, 2021	Feb. 28, 2022	May 31, 2021
Going Concern
Lease Bitcoin Equipment For A Term	200 days	270 days
Lease Expenses Paid			$ 192,600
Lease Expenses			115,739
Prepaid Expenses			79,611	$ 0
Prepaid Expenses For The Leased Equipment			76,861
Prepaid Trades Expense			$ 2,750